Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 100.36%
Corporate Revenue Bonds — 20.82%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corp. Project) 5.75% 8/1/42 (AMT)	2,000,000	$ 2,045,360
Arizona Industrial Development Authority Revenue
(Legacy Cares Inc. Project) Series A 144A 7.75% 7/1/50 #	15,330,000	18,401,825
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	39,090,000	44,883,529
(Senior) Series A-2 3.00% 6/1/48	1,775,000	1,830,185
Calhoun County Navigation Industrial Development Authority
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	5,785,000	6,050,300
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	7,835,000
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #	1,600,000	1,360,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	3,150,000
Children's Trust Fund, Puerto Rico
(Asset-Backed) Series B 0.485% 5/15/57 ^	3,420,000	189,913
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed) Series D 0.122% 6/15/55 ^	250,000,000	22,945,000
Erie, New York Tobacco Asset Securitization
(Asset-Backed) Series A 144A 1.536% 6/1/60 #, ^	192,305,000	10,682,543
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	15,314,692
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, •	4,000,000	4,078,920
Series A 144A 6.50% 1/1/49 (AMT) #, •	8,905,000	9,095,478
NQ-425 [11/21] 1/22 (1984270)    1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
George L Smith II Georgia World Congress Center Authority
(Convention Center Hotel First) Series A 4.00% 1/1/54	4,000,000	$ 4,542,760
(Convention Center Hotel Second) Series B 144A 5.00% 1/1/54 #	5,000,000	5,827,200
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	4,000,000	4,086,760
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	12,203,650
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,312,570
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,012,040
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,250,797
Idaho State Board of Correction
(Management & Training Corporation) 5.50% 8/1/29	4,145,294	4,073,870
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	7,035,000	6,677,059
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.967% 6/1/57 #, ^	351,610,000	24,683,022
Series F 144A 1.403% 6/1/57 #, ^	188,290,000	10,969,775
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	43,594
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,358,400
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 0.186% 6/1/61 #, ^	487,500,000	24,652,875
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT) #	2,500,000	2,690,650
2    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	$ 4,150,120
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,397,991
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,440,000	5,179,970
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	500,000	472,355
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	360,000	509,328
New York Transportation Development
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,261,770
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,759,875
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,107,240
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	3,108,320
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	12,982,467
5.25% 12/1/27	2,235,000	2,744,893
5.25% 12/1/28	1,050,000	1,318,727
5.50% 12/1/29	765,000	992,916
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,739,904
Southern Ohio Port Authority
(PureCycle Project) Series A 144A 7.00% 12/1/42 (AMT) #	2,500,000	2,877,025
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,321,680
144A 6.35% 7/1/40 #	3,600,000	4,761,936
Series B 144A 6.10% 12/1/40 #, •	1,630,000	2,154,338
NQ-425 [11/21] 1/22 (1984270)    3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 •	720,000	$ 753,149
Series C 5.00% 2/1/27	2,940,000	3,473,698
TSASC, New York
Series A 5.00% 6/1/41	705,000	818,568
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,124,900
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,201,609
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,013,160
Series C 2.243% 6/1/47 ^	71,975,000	17,915,297
Series D 2.567% 6/1/47 ^	151,255,000	34,088,340
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	3,360,000
		377,837,343
Education Revenue Bonds — 16.69%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,619,424
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,465,388
144A 6.00% 7/1/47 #	4,735,000	5,666,706

(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	859,868
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	1,100,970
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,607,120
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,250,000	2,582,955
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,088,340
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	662,446
Series A 144A 5.50% 5/1/48 #	1,500,000	1,737,165
4    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource, New York
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	$ 1,410,447
144A 5.75% 2/1/49 #	2,700,000	2,935,521
Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,362,320
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	22,465,000	35,631,512
Series V-2 2.25% 4/1/51	3,975,000	3,913,507
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,569,840
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	5,391,067
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,727,812
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,281,188
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,506,075
California Public Finance Authority
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	2,078,360
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	663,396
Series A 144A 5.00% 8/1/40 #	605,000	682,815

(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	980,060
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,500,000	2,813,700
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,776,128
(Sonoma County Junior College District Project)
Series A 4.00% 11/1/51	2,830,000	3,073,097
Series A 4.00% 11/1/55	2,500,000	2,699,150
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,098,250
Series A 6.00% 10/1/49	720,000	793,195
NQ-425 [11/21] 1/22 (1984270)    5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California State University
(Systemwide) Series A 5.00% 11/1/26	2,000,000	$ 2,427,880
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	1,923,866
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,699,515
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	6,751,980
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	915,588
Series A 5.625% 2/1/45	1,500,000	1,576,455

(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	2,625,000	2,865,713
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	9,144,720
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(University Student Housing, LLC Project at West Chester University of Pennsylvania) Series A 5.00% 8/1/30	2,200,000	2,287,538
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,168,460
(Charter School - Loveland Classical School) 144A 5.00% 7/1/46 #	1,500,000	1,630,140
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	1,229,425
144A 5.00% 12/1/55 #	1,720,000	1,866,475

(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	532,725
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,129,880
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	560,000	610,669
6    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/44	2,000,000	$ 2,171,480
Idaho Housing & Finance Association
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	860,000	962,538
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	715,000	803,381
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	764,321
Series A 6.75% 7/1/48	529,150	594,172

(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,099,060
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	3,417,963
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	2,495,430
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,021,780
(Rogers Park Montessori)
6.00% 2/1/34	675,000	720,745
6.125% 2/1/45	1,800,000	1,911,456
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	4,153,968
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,391,650
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,505,580
(Lincoln Preparatory School Project) Series A 144A 5.25% 6/1/60 #	2,000,000	2,182,700
Macomb County, Michigan State Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,882,798
NQ-425 [11/21] 1/22 (1984270)    7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	$ 1,932,051
Series A 144A 6.00% 6/15/52 #	1,530,000	1,765,023
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	5,000,000	8,157,650
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,096,920
Series A 144A 6.00% 9/15/45 #	1,000,000	1,092,490
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	2,179,400
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	901,323
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,773,082
Series A 144A 5.125% 12/15/45 #	2,515,000	2,761,847
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,303,325
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,136,654
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,394,131
(Green Woods Charter School Project) Series A 5.75% 6/15/42	1,600,000	1,634,848
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,663,462
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,409,640
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,205,560
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,021,180
5.625% 9/1/42	600,000	612,546

8    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Education Revenue

(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	$ 455,778
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/51 #	4,000,000	4,114,680
144A 4.00% 6/15/57 #	500,000	515,050
144A 5.00% 6/15/47 #	1,630,000	1,671,027
144A 5.00% 6/15/52 #	1,400,000	1,435,238
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	534,405
144A 5.75% 5/1/50 #	2,530,000	2,705,405
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	2,500,000	2,728,000
144A 5.00% 7/1/55 #	2,500,000	2,720,150
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	831,874
Series A 5.00% 8/15/46	1,000,000	1,085,240
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,553,376
Series A 5.75% 12/1/48	2,576,272	2,536,262
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,528	62,764
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	250,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	470,000	506,322
Series A 144A 5.00% 6/15/39 #	500,000	548,780
Series A 144A 5.00% 6/15/49 #	1,100,000	1,195,073
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/36 #	1,000,000	1,076,990
Series A 144A 4.00% 6/1/46 #	1,150,000	1,215,332
Series A 144A 4.00% 6/1/56 #	1,530,000	1,611,365

(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,731,250
NQ-425 [11/21] 1/22 (1984270)    9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	$ 2,692,710
University of Texas System Board of Regents
Series B 5.00% 8/15/49	22,600,000	35,630,482
University of Virginia
Series A 2.18% 11/1/51	10,000,000	9,841,700
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,111,200
Series A 144A 5.00% 6/15/50 #	2,200,000	2,415,094
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,817,072
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,029,200
Yonkers, New York Economic Development Corporation Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 5.00% 10/15/54	465,000	536,075
		302,816,899
Electric Revenue Bonds — 3.95%
Build NYC Resource, New York
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,938,010
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	8,485,775
Series A 5.05% 7/1/42 ‡	4,590,000	4,521,150
Series A 6.75% 7/1/36 ‡	1,500,000	1,511,250
Series AAA 5.25% 7/1/25 ‡	925,000	913,438
Series AAA 5.25% 7/1/26 ‡	1,030,000	1,017,125
Series AAA 5.25% 7/1/27 ‡	5,330,000	5,263,375
Series AAA 5.25% 7/1/28 ‡	1,205,000	1,189,938
Series CCC 5.25% 7/1/27 ‡	5,525,000	5,455,937
Series WW 5.00% 7/1/28 ‡	3,405,000	3,353,925
Series WW 5.25% 7/1/25 ‡	1,530,000	1,510,875
Series WW 5.25% 7/1/33 ‡	830,000	819,625
Series WW 5.50% 7/1/38 ‡	9,325,000	9,231,750
Series XX 4.75% 7/1/26 ‡	920,000	902,750
10    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	9,795,000	$ 9,672,562
Series XX 5.75% 7/1/36 ‡	5,840,000	5,803,500
Series ZZ 4.75% 7/1/27 ‡	760,000	745,750
Series ZZ 5.25% 7/1/24 ‡	1,275,000	1,259,063
Series ZZ 5.25% 7/1/26 ‡	2,005,000	1,979,937
Salt River Project Agricultural Improvement & Power District, Arizona
(Salt River Project) Series A 5.00% 1/1/31	2,520,000	3,128,933
		71,704,668
Healthcare Revenue Bonds — 18.43%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,082,200
Series A 8.00% 10/1/46	1,500,000	1,623,300
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier)
Series B 5.00% 1/1/47	2,375,000	1,840,174
Series B 5.25% 1/1/37	420,000	366,332

(Senior Living, LLC Project 4th Tier) Series D 7.25% 1/1/52	7,410,000	5,720,668
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 1st Tier) Series A 5.00% 1/1/54	2,595,000	2,704,535
(Great Lakes Senior Living Communities LLC Project 2nd Tier)
Series B 5.00% 1/1/49	975,000	912,746
Series B 5.125% 1/1/54	1,130,000	1,069,986
(Great Lakes Senior Living Communities LLC Project 3rd Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	821,350
Series C 144A 5.50% 1/1/54 #	4,000,000	3,503,280
(Great Lakes Senior Living Communities LLC Project 4th Tier)
Series D 144A 7.25% 1/1/54 #	2,500,000	1,996,475
Series D-2 144A 7.75% 1/1/54 #	2,100,000	1,672,482
Berks County, Pennsylvania Industrial Development Authority Revenue
(Tower Health Project) 5.00% 11/1/50	5,105,000	5,660,220
NQ-425 [11/21] 1/22 (1984270)    11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	80,000	$ 80,286
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,973,358
5.75% 6/1/35	1,500,000	1,595,010
5.75% 6/1/45	2,500,000	2,618,700
6.00% 6/1/50	2,650,000	2,793,656
California Educational Facilities Authority Revenue
(Stanford University) Series V-2 5.00% 4/1/51	2,500,000	4,019,500
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	7,461,717
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,292,216
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	500,745
Series A 144A 6.875% 1/1/42 #	1,500,000	1,501,860

(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	579,195
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	4,500,000	5,179,770
Series A 144A 5.50% 12/1/58 #	5,000,000	6,131,950
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,050,000	2,160,454
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,422,150
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49 ‡	5,000,000	2,750,000
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,034,099
12    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	$ 1,100,640
Series A 5.375% 11/15/55	1,000,000	1,103,290
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,647,000
(Capella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,985,000	2,022,973
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	537,950
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	725,370
Series A 144A 5.75% 12/1/35 #	1,150,000	1,109,762
Series A 144A 6.125% 12/1/45 #	1,200,000	1,166,184
Series A 144A 6.25% 12/1/50 #	560,000	547,400
Cumberland County Municipal Authority Revenue
(Asbury Maryland Obligated Group)
5.25% 1/1/27	285,000	286,151
5.25% 1/1/41	825,000	828,333
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,749,800
5.50% 2/15/52	4,655,000	5,574,921
5.50% 2/15/57	6,365,000	7,587,717
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,099,290
Series A 5.25% 9/1/29	500,000	556,125
Series A 5.25% 9/1/44	2,000,000	2,203,600
Florida Development Finance
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	490,000	519,434
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	820,505
5.25% 11/15/51	1,350,000	1,304,518
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
NQ-425 [11/21] 1/22 (1984270)    13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Kahala Nui) 5.25% 11/15/37	1,000,000	$ 1,035,980
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,577,072
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 5.00% 3/1/33	485,000	603,059
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	481,845
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	946,053
5.25% 5/15/54	5,600,000	5,836,656
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,401,500
Series A 144A 5.60% 1/1/56 #	2,630,000	2,479,617
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,823,587
5.25% 8/1/55	2,500,000	2,605,150
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/47	1,400,000	1,515,780
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,350,217
5.75% 11/15/45	2,500,000	2,565,525
5.75% 11/15/50	1,600,000	1,639,056
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,280,125
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	5,000,000	5,516,950
14    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	$ 2,833,125
Series A 5.75% 8/15/55	1,500,000	1,691,535
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,445,450
Series A 5.00% 1/1/55	2,635,000	2,527,993
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise Project) Series 2016 144A 6.00% 1/1/48 #	5,645,000	5,607,856
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,779,700
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,666,994
5.375% 1/1/50	6,250,000	6,702,562
Series A 5.375% 1/1/51	2,000,000	2,180,800
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,084,970
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,613,293
Series A 144A 5.625% 7/1/46 #	1,000,000	1,071,330
Series A 144A 5.75% 7/1/54 #	2,000,000	2,145,340
New Hope, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	120,108
Series A-2 7.50% 11/15/36	745,000	747,123
Series B 2.00% 11/15/61	3,000,000	2,064,450
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	635,567
Series A1 5.00% 7/1/51	1,575,000	1,500,235
Series B 4.00% 7/1/31	635,000	527,869
Series B 4.75% 7/1/51	1,915,000	1,379,777
Series C 5.00% 7/1/31	250,000	215,978
Series C 5.25% 7/1/36	350,000	288,981
Series C 5.75% 7/1/51	2,250,000	1,764,585
NQ-425 [11/21] 1/22 (1984270)    15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series D 6.00% 7/1/26	90,000	$ 87,440
Series D 7.00% 7/1/51	1,350,000	1,234,453

(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	5,272,950
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	6,230,000	6,251,743
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	3,220,719
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,041,600
New Jersey Health Care Facilities Financing Authority Revenue
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,709,153
New York State Dormitory Authority
(Garnet Health Medical Center) 144A 5.00% 12/1/40 #	1,100,000	1,244,474
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living)
5.00% 7/1/36	2,000,000	2,029,060
5.00% 11/1/49	1,830,000	2,064,185
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	3,626,172
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	425,000	444,529
Series A 7.50% 6/1/49	2,920,000	3,053,415
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	4,808
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,198,000
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	2,109,360
16    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	$ 1,060,627
Series A 144A 5.125% 6/1/48 #	1,375,000	1,508,595
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,658,400
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,525,920
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	2,000,000	2,220,240
Series A 5.75% 11/15/54	6,000,000	6,713,580
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,670,000	3,949,214
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	852,084
5.50% 12/1/43	1,250,000	1,350,250
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	643,254
Series A 5.125% 8/15/45	1,800,000	1,905,138
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	2,250,000	2,540,970
6.75% 11/15/52	3,300,000	3,709,629
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	500,000
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	2,364,204
Series A 144A 6.125% 10/1/52 #	2,570,000	2,819,136
University of North Carolina Board of Governors
5.00% 2/1/49	19,355,000	30,462,060
Washington State Housing Finance Commission
(Heron's Key)
Series A 144A 7.00% 7/1/45 #	1,000,000	1,098,760
NQ-425 [11/21] 1/22 (1984270)    17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington State Housing Finance Commission
(Heron's Key)
Series A 144A 7.00% 7/1/50 #	3,625,000	$ 3,967,780
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,000,000	4,279,440
Westminster, Maryland
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	910,000	964,190
Series A 6.00% 7/1/34	1,000,000	1,094,530
Series A 6.125% 7/1/39	750,000	820,268
Series A 6.25% 7/1/44	2,500,000	2,733,450
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	1,031,300
Series B 5.00% 7/1/53	945,000	972,594
Series C 7.00% 7/1/43	1,000,000	1,000,030
Series C 7.50% 7/1/53	1,000,000	1,000,030
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	2,230,320
Series A 5.00% 11/1/54	2,500,000	2,772,050
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	2,156,620
Yamhill County Hospital Authority
(Friendsview) Series A 5.00% 11/15/56	1,500,000	1,734,900
		334,544,794
Housing Revenue Bond — 0.04%
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	807,578
		807,578
Lease Revenue Bonds — 3.63%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,022,131
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,028,880
5.375% 2/1/41	1,300,000	1,344,317
18    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52	6,980,000	$ 7,884,817
Series A 5.00% 6/15/50	4,135,000	4,977,300
Series A 5.00% 6/15/57	3,975,000	4,640,256
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,781,950
New Jersey Transportation Trust Fund Authority
Series AA 4.00% 6/15/50	2,945,000	3,343,812
(Federal Highway Reimbursement Revenue) Series A 5.00% 6/15/31	5,450,000	6,380,969
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,148,820
Series AA 5.00% 6/15/44	2,900,000	3,176,921
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	5,979,712
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	8,000,000	8,855,760
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/31	1,000,000	1,356,050
Series A 5.00% 7/1/45	4,000,000	5,245,440
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	2,625,000	2,679,994
		65,847,129
Local General Obligation Bonds — 1.94%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,617,121
Series 2005D 5.50% 1/1/40	3,000,000	3,437,580
Series 2007E 5.50% 1/1/42	1,900,000	2,175,253
Series 2007F 5.50% 1/1/42	1,250,000	1,431,087
Series A 5.50% 1/1/49	770,000	958,912
Series C 5.00% 1/1/26	500,000	580,605
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,232,350
Series G 5.00% 12/1/44	2,545,000	2,994,167
Series H 5.00% 12/1/46	4,225,000	4,957,277
NQ-425 [11/21] 1/22 (1984270)    19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Maricopa County, Arizona Special Health Care District
Series D 4.00% 7/1/35	3,000,000	$ 3,641,610
Mida Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	4,835,000	4,893,310
144A 4.625% 6/1/57 #	4,190,000	4,240,280
		35,159,552
Pre-Refunded/Escrowed to Maturity Bonds — 2.39%
Cumberland County Municipal Authority Revenue
(Asbury Maryland Obligated Group)
5.25% 1/1/27-22 §	990,000	994,000
5.25% 1/1/41-22 §	180,000	180,727
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.25% 1/1/32-22 §	1,265,000	1,270,111
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48-23 §	1,450,000	1,580,137
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30-23 §	1,000,000	1,073,490
Foothill-Eastern Transportation Corridor Agency, California
Series A 6.00% 1/15/49-24 §	7,690,000	8,606,340
Indiana Finance Authority Revenue
(Marquette Project) 5.00% 3/1/39-22 §	1,250,000	1,264,550
Kanawha, West Virginia
(West Virginia University Foundation Project) 6.75% 7/1/45-23 §	2,500,000	2,747,600
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49-23 §	1,800,000	1,956,546
Series A 6.00% 7/1/53-23 §	1,290,000	1,406,629
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,375,090
New Hope, Texas Cultural Education Facilities Finance
(Jubilee Academic Center) Series A 144A 5.00% 8/15/46 #	4,000,000	4,010,160
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26-22 §	980,000	1,001,580
20    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47-22 §	2,100,000	$ 2,152,395
Onondaga, New York Civic Development Revenue
(St. Joseph's Hospital Health Center Project) 4.50% 7/1/32-22 §	1,000,000	1,024,970
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(New Foundation Charter School Project) 6.625% 12/15/41-22 §	1,000,000	1,065,570
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.75% 10/1/31-22 (AMT) #, §	3,925,000	4,100,055
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48-23 §	1,000,000	1,080,640
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,601,107
7.125% 11/1/43-23 §	2,500,000	2,818,850
		43,310,547
Resource Recovery Revenue Bonds — 0.73%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,545,490
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Last Step Recycling Project) Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	1,556,985
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,800,000	8,180,094
		13,282,569
Special Tax Revenue Bonds — 14.20%
Celebration Pointe, Florida Community Development District No 1
5.125% 5/1/45	1,915,000	2,030,130
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,068,240
144A 5.40% 3/1/45 #	2,000,000	2,132,660
NQ-425 [11/21] 1/22 (1984270)    21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City of Pueblo, Colorado Urban Renewal Authority Tax Increment Revenue
(Evraz Project) Series A 144A 4.75% 12/1/45 #	5,390,000	$ 6,115,278
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	5,200,000	5,387,200
CPR Custodial Receipt
(Taxable) Series 2021-1 144A 0.649% 1/1/45 #	15,000,000	14,287,500
Detroit, Michigan
(Taxable) Series A 4.813% 6/15/20 ‡	7,391,131	6,337,895
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	3,750,000	3,953,137
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	56,372,124	53,130,727
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	2,203,020
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,828,650
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,410,000	1,534,334
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	3,115,000	3,175,618
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,910,000	1,947,168
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40 #	935,000	956,524
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	516,635
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,056,360
Series A 5.50% 8/1/35	1,300,000	1,368,913
22    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,155,000	$ 2,285,981
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,176,480
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	5,567,803
(Mclemore Hotel & Conference Center) Series B 144A 6.50% 6/1/56 #	1,000,000	1,021,070
(Mclemore Hotel And Conference Center) Series A 144A 4.50% 6/1/56 #	13,000,000	13,187,720
Puerto Rico Infrastructure Financing Authority
Series B 5.00% 7/1/21 ‡	1,605,000	766,387
Series B 5.00% 7/1/26 ‡	735,000	352,800
Series B 5.00% 7/1/31 ‡	825,000	396,000
Series B 5.00% 7/1/37 ‡	880,000	422,400
Series B 5.00% 7/1/41 ‡	3,130,000	1,502,400
Series B 5.00% 7/1/46 ‡	12,825,000	6,156,000
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation-Restructured) Series A-1 4.554% 7/1/46 ^	21,144,000	7,070,554
(Restructured)
Series A-1 4.75% 7/1/53	36,625,000	41,507,479
Series A-1 4.903% 7/1/51 ^	17,987,000	4,353,573
Series A-1 5.00% 7/1/58	30,491,000	35,005,192
Series A-2 4.329% 7/1/40	9,862,000	11,070,095
Series A-2 4.784% 7/1/58	3,610,000	4,098,650
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	855,000	855,761
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,072,417
Series A 144A 5.25% 9/1/45 #	3,540,000	3,611,296
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	510,000	510,862
NQ-425 [11/21] 1/22 (1984270)    23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	$ 4,761,945
		257,782,854
State General Obligation Bonds — 12.25%
California State
4.00% 3/1/36	12,475,000	15,065,808
(Various Purpose)
4.00% 3/1/37	2,340,000	2,815,769
4.00% 10/1/41	2,500,000	3,037,950
5.00% 8/1/27	5,000,000	6,002,750
5.00% 10/1/28	5,000,000	6,343,450
5.00% 10/1/41	5,000,000	6,585,700
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	6,204,050
Series D 4.00% 11/1/35	5,000,000	6,151,300
Series D 4.00% 11/1/36	4,595,000	5,643,671
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	200,000	173,250
(Public Improvement)
Series A 5.00% 7/1/23 ‡	4,570,000	4,490,025
Series A 5.00% 7/1/41 ‡	4,525,000	4,072,500
Series A 5.125% 7/1/37 ‡	15,070,000	13,939,750
Series A 5.25% 7/1/22 ‡	1,810,000	1,794,163
Series A 5.25% 7/1/29 ‡	4,460,000	4,426,550
Series A 5.25% 7/1/30 ‡	1,955,000	1,940,337
Series A 5.25% 7/1/31 ‡	6,980,000	6,997,450
Series A 5.375% 7/1/33 ‡	900,000	886,500
Series A 5.50% 7/1/26 ‡	5,000,000	4,712,500
Series A 5.50% 7/1/39 ‡	5,165,000	4,868,012
Series A 5.75% 7/1/28 ‡	5,580,000	5,280,075
Series A 5.75% 7/1/41 ‡	16,750,000	16,415,000
Series A 6.00% 7/1/38 ‡	4,520,000	4,531,300
Series A 8.00% 7/1/35 ‡	30,995,000	27,198,112
Series B 5.75% 7/1/38 ‡	4,500,000	4,376,250
Series C 6.00% 7/1/39 ‡	1,000	949
Series C 6.00% 7/1/39 ‡	9,485,000	9,295,300
Illinois State
5.00% 1/1/28	1,190,000	1,383,327
5.00% 5/1/36	1,710,000	1,877,443
24    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.00% 11/1/36	2,245,000	$ 2,625,707
5.00% 2/1/39	2,180,000	2,368,614
5.125% 12/1/29	1,310,000	1,586,620
5.50% 5/1/39	6,000,000	7,666,620
Series A 5.00% 10/1/30	2,000,000	2,444,820
Series A 5.00% 12/1/34	2,625,000	3,124,984
Series A 5.00% 4/1/38	2,805,000	2,959,415
Series B 4.00% 11/1/35	2,000,000	2,307,320
Series D 5.00% 11/1/28	4,700,000	5,682,206
New Jersey State
Series A 4.00% 6/1/31	2,080,000	2,560,480
Ohio State
(Infrastructure Improvement) Series A 5.00% 9/1/32	5,000,000	6,295,450
Washington State
(Various Purpose) Series C 5.00% 2/1/28	5,000,000	6,259,750
		222,391,227
Transportation Revenue Bonds — 3.33%
Dallas, Texas Fort Worth International Airport
(Dallas Fort Worth International Airport) Series B 5.00% 11/1/33	5,000,000	6,516,100
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,100,400
New York Transportation Development
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	10,200,000	11,809,254
5.00% 10/1/40 (AMT)	3,400,000	4,186,386
Phoenix, Arizona Civic Improvement
(Junior Lien) Series A 5.00% 7/1/40	30,000	34,356
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.75% 1/1/36 (AMT) #	1,500,000	1,500,615
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,735,038
Series A 144A 3.00% 1/1/50 (AMT) #	5,000,000	4,915,850
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT)	8,800,000	10,124,136
NQ-425 [11/21] 1/22 (1984270)    25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	$ 1,304,516
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,322,800
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	6,500,000	7,814,040
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,111,121
7.00% 12/31/38 (AMT)	1,335,000	1,486,002
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,536,650
		60,497,264
Water & Sewer Revenue Bonds — 1.96%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	215,512
5.00% 11/1/28	30,000	35,805
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	3,865,000	3,955,055
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,767,550
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	14,000,000	16,119,040
Series D 7.00% 10/1/51	5,000,000	5,802,100
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,664,284
		35,559,346
Total Municipal Bonds (cost $1,658,291,463)		1,821,541,770
26    NQ-425 [11/21] 1/22 (1984270)

(Unaudited)
	Principal amount	Value (US $)
Short-Term Investments — 0.04%
Variable Rate Demand Note — 0.04%¤
Virginia College Building Authority Education Facilities Revenue
(SPA - Wells Fargo Bank N.A.) 0.03% 11/1/36	730,000	$ 730,000
Total Short-Term Investments (cost $730,000)		730,000
Total Value of Securities—100.40% (cost $1,659,021,463)		1,822,271,770

Liabilities Net of Receivables and Other Assets—(0.40)%		(7,319,205)
Net Assets Applicable to 150,555,896 Shares Outstanding—100.00%		$1,814,952,565
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $481,673,591, which represents 26.54% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
NQ-425 [11/21] 1/22 (1984270)    27

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
Summary of abbreviations: (continued)
KIPP – Knowledge is Power Program
L.P. – Limited Partnership
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
28    NQ-425 [11/21] 1/22 (1984270)